Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Sep. 26, 2025	Mar. 27, 2025	Oct. 01, 2024	Sep. 27, 2024	Mar. 27, 2024	Oct. 01, 2023	Mar. 27, 2023	Oct. 01, 2022	Jul. 08, 2022	Jan. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares											$ 808	$ 1,572
Recognition period for unrecognized cost for non-vested shares											8 months 26 days
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)										550,000
Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Forfeited (in shares)							(666)
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Forfeited (in shares)										(666)
Equity Incentive Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)											607,580	294,231
Granted (in shares)											502,500	1,823,800
Vested (in shares)											(856,314)	(1,510,118)
Forfeited (in shares)											(1,766)	(333)
Outstanding at end of year (in shares)											252,000	607,580	294,231
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)											$ 4.78	$ 7.32
Granted (in dollars per share)											8.42	5.22
Vested (in dollars per share)											6.15	5.81
Forfeited (in dollars per share)											7.21	5.22
Outstanding at end of year (in dollars per share)											$ 7.36	$ 4.78	$ 7.32
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)					550,000
Number of Shares [Roll Forward]
Granted (in shares)					502,500
Vested (in shares)				(142,150)	(107,250)
Forfeited (in shares)				(1,100)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)					$ 8.42
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(144,000)	(108,000)
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)							1,823,800
Vested (in shares)			(607,247)			(607,913)	(607,974)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)							$ 5.22
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)									400,000
Number of Shares [Roll Forward]
Granted (in shares)									350,000
Vested (in shares)						(116,665)		(116,665)	(116,670)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)									$ 6.9
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)										533,700
Vested (in shares)						(177,566)		(177,566)		(177,902)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)										$ 9.1
Non-Employee [Member] | Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense											$ 144	$ 295	$ 212
Board of Directors and Certain Employees [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense											$ 4,843	$ 8,852	$ 6,973
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Number of Shares [Roll Forward]
Granted (in shares)					285,000
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)							1,330,000
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)									245,000
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)										330,000
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Number of Shares [Roll Forward]
Granted (in shares)					217,500
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)							493,800
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded July 8, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)									105,000
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member]
Number of Shares [Roll Forward]
Granted (in shares)										203,700